UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Investors, LLC
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:



/s/ James Scott Harkness           Pewaukee, Wisconsin        May 12, 1999
------------------------           -------------------        -------------
     (Signature)                   (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             63

Form 13F Information Table Value Total:   $161,038,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

              FORM 13F INFORMATION TABLE

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
Name of Issuer               Title   CUSIP   (X$1000)  Share  SH/  Put/   Investmt  Other    Sole    Share  None
                              of               Value   PRN/   PRN  Call   Dscretn   Managers
                             Class

APOLLO GROUP INC             COM    37604105   6,934  232100   SH           Sole              232100
ARCHER DANIELS MIDLAND       COM    39483102      11     764   SH           Sole                 764
AVERY DENNISON CORP          COM    53611109      14     250   SH           Sole                 250
BARD C R INC                 COM    67383109      60    1189   SH           Sole                1189
BED BATH & BEYOND INC        COM    75896100   7,880  215900   SH           Sole              215900
CATALYST INTL INC            COM   14887T105      16    1500   SH           Sole                1500
CHEMFIRST INC                COM   16361A106      12     500   SH           Sole                 500
CIBER INC                    COM   17163B102   4,000  206450   SH           Sole              206450
CITIGROUP INC                COM   172967101      94    1479   SH           Sole                1479
COCA COLA CO                 COM   191216100     123    2000   SH           Sole                2000
COMAIR HOLDINGS              COM   199789108   7,297  308850   SH           Sole              308850
COVANCE, INC.                COM   222816100   3,098  123600   SH           Sole              123600
COVENTRY HEALTH CARE         COM   222862104       1     100   SH           Sole                 100
CYPRUS AMAX MINERALS         COM   232809103       2     200   SH           Sole                 200
DOLLAR GEN CORP              COM   256669102   8,575  252192   SH           Sole              252192
DOLLAR TREE STORES, INC.     COM   256747106   3,137  101400   SH           Sole              101400
EXXON CORP                   COM   302290101      56     600   SH           Sole                 600
FAMILY DOLLAR STORES         COM   307000109   9,000  391300   SH           Sole              391300
FASTENAL CO                  COM   311900104   3,068   87500   SH           Sole               87500
FIFTH THIRD BANCORP          COM   316773100   9,179  139200   SH           Sole              139200
FISERV INC                   COM   337738103   5,279   98450   SH           Sole               98450
GENERAL MTRS CORP            COM   370442790      11     400   SH           Sole                 400
GEORGIA PAC CORP             COM   373298108       7     100   SH           Sole                 100
GEORGIA PAC CORP             COM   373298702       2     100   SH           Sole                 100
GETCHELL GOLD CORP           COM   374265106       9     354   SH           Sole                 354
GLAXO WELLCOME PLC           COM   37733W105      20     300   SH           Sole                 300
HEALTH MGMT ASSOC INC        COM   421933102   3,330  273237   SH           Sole              273237
INSTRON CORP                 COM   457776102       3     200   SH           Sole                 200
INTEL CORP                   COM   458140100      12     100   SH           Sole                 100
INTERSTATE ENERGY WISC.      COM   460845100       5     200   SH           Sole                 200
JONES APPAREL GROUP          COM   480074103   7,792  278900   SH           Sole              278900
LAIDLAW INC                  COM   50730K503       6    1000   SH           Sole                1000
LAMSON & SESSIONS CO         COM   513696104       1     300   SH           Sole                 300
LINCARE HLDGS INC            COM   532791100   2,270   80700   SH           Sole               80700
MGIC INVT CORP WIS           COM   552848103   1,823   52000   SH           Sole               52000
MISSISSIPPI CHEM CORP        COM   605288208       2     167   SH           Sole                 167
MOLEX INC                    COM   608554200       5     187   SH           Sole                 187
MOLEX INC                    COM   608554101       5     187   SH           Sole                 187
MYLAN LABS INC               COM   628530107      16     600   SH           Sole                 600
OCCIDENTAL PETE CP DEL       COM   674599105       5     300   SH           Sole                 300
OFFICE DEPOT INC             COM   676220106      49    1300   SH           Sole                1300
OMNICARE INC                 COM   681904108   8,234  431925   SH           Sole              431925
OUTBACK STEAKHOUSE           COM   689899102   4,264  130200   SH           Sole              130200
PEPSICO INC                  COM   713448108      16     400   SH           Sole                 400
PROTECTIVE LIFE CORP         COM   743674103  10,072  265940   SH           Sole                2659
RJR NABISCO HLDGS CORP       COM   74960K876       3     100   SH           Sole                 100
ROBERT HALF INTL INC         COM   770323103       7     200   SH           Sole                 200
SARA LEE CORP                COM   803111103      15     600   SH           Sole                 600
SCHWAB CHARLES               COM   808513105   7,468   77692   SH           Sole               77692
SENSORMATIC ELECTRS          COM   817265101       2     200   SH           Sole                 200
SHARED MED SYS CORP          COM   819486101   8,375  150400   SH           Sole              150400
SPX CORP                     COM   784635104       7     143   SH           Sole                 143
SUMMIT TECHNOLOGY INC        COM   86627E101       2     200   SH           Sole                 200
SUNGARD DATA SYS INC         COM   867363103   8,356  208900   SH           Sole              208900
SYNOPSYS INC                 COM   871607107  10,605  197300   SH           Sole              197300
TOLL BROTHERS INC            COM   889478103   7,475  412400   SH           Sole              412400
TRIZEC HAHN CORP             COM   896938107      15     800   SH           Sole                 800
UNIVERSAL FOODS CORP         COM   913538104      66    3210   SH           Sole                3210
UNIVERSAL HLTH SVCS          COM   913903100   8,601  198875   SH           Sole                1988
WATSON PHARMACEUTICALS       COM   942683103   3,830   86800   SH           Sole               86800
WILLIAMS COS INC DEL         COM   969457100      12     300   SH           Sole                 300
WISCONSIN ENERGY CORP        COM   976657106       4     147   SH           Sole                 147
XEROX CORP                   COM   984121103     401    7700   SH           Sole                7700
GRAND TOTAL                                 $161,038



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